Equity-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Compensation Cost
Equity-based compensation expense is primarily recorded in “salaries and benefits expense” in our condensed consolidated statements of operations and comprehensive income (loss). The components of equity-based compensation expense for the three months ended March 31, 2018 and 2017 are presented below by award type (in thousands):

	Three Months Ended March 31,
	2018	2017
Equity-based compensation
Stock option amortization (1)	$3,757	$1,599
Director and other non-employee equity grants expense (2)	40	—
Pre-spin equity grants expense (3)	—	673
Total equity-based compensation	$3,797	$2,272

Other equity-based compensation
REIT equity-based compensation (4)	$9,292	$(1,283)
	$13,089	$989

________
(1) As of March 31, 2018, the Company had approximately $17.0 million of total unrecognized compensation expense related to stock options that will be recognized over a weighted average period of 1.3 years. During the three months ended March 31, 2018, we recorded approximately $2.5 million of equity-based compensation expense related to accelerated vesting of stock options, in accordance with the terms of the awards, as a result of the passing of an executive in March 2018. Additionally, during the three months ended March 31, 2018 and 2017, stock option amortization included $8,000 and $4,000, respectively, of amortization related to OpenKey stock options issued under OpenKey’s stock plan.
(2) Grants of restricted stock to independent directors are recorded at fair value based on the market price of our shares at grant date, and this amount is fully expensed in “general and administrative” expense as the grants of stock are fully vested on the date of grant. Options to purchase common stock granted to other non-employees are recorded at fair value based on the market price of the options at period end. The recorded expense, included in “general and administrative,” is equal to the fair value of the award in proportion to the requisite service period satisfied during the period. See “Equity-based Compensation” in note 2.
(3) As a result of the spin-off, we assumed all of the unrecognized equity-based compensation associated with prior Ashford Trust equity grants of common stock and LTIP units. We recognized the equity-based compensation expense related to these assumed Ashford Trust equity grants through the April 2017 final vesting date.
(4) REIT equity-based compensation expense is associated with equity grants of Ashford Trust’s and Braemar’s common stock and LTIP units awarded to officers and employees of Ashford Inc. During the three months ended March 31, 2018, REIT equity-based compensation included $6.7 million of expense related to accelerated vesting, in accordance with the terms of the awards, as a result of the passing of an executive in March 2018. See notes 2 and 14.

The components of equity-based compensation expense for the years ended December 31, 2017, 2016 and 2015, are presented below by award type (in thousands):

	Year Ended December 31,
	2017	2016	2015
Equity-based compensation
Stock option amortization (1)	$7,535	$5,884	$3,856
Director equity grants expense (2)	250	250	250
Pre-spin equity grants expense (3)	684	5,439	11,503
Total equity-based compensation (4)	$8,469	$11,573	$15,609

Other equity-based compensation
REIT equity-based compensation (5)	$9,394	$12,243	6,311
	$17,863	$23,816	$21,920
________
(1) See Stock Options discussion below. As of December 31, 2017, the Company had approximately $10.4 million of total unrecognized compensation expense related to stock options that will be recognized over a weighted average period of 1.3 years. During the years ended December 31, 2017, 2016 and 2015, stock option amortization included $39,000, $61,000 and $0 of amortization related to OpenKey stock options issued under OpenKey’s stock plan.
(2) Grants of restricted stock to independent directors are recorded at fair value based on the market price of our shares at grant date, and this amount is fully expensed in general and administrative expense as the grants of stock are fully vested on the date of grant. See Restricted Stock discussion below.
(3) As a result of the spin-off, we assumed all of the unrecognized equity-based compensation associated with prior Ashford Trust equity grants of common stock and LTIP units. We recognized the equity-based compensation expense related to these assumed Ashford Trust equity grants through the April 2017 final vesting date. As of December 31, 2017, these equity grants were fully vested. See Restricted Stock discussion below.
(4) Additionally, $2,000, $10,000 and $10,000 of equity-based compensation associated with employees of an affiliate was included in “general and administrative” expense for the years ended December 31, 2017, 2016 and 2015, respectively. As of December 31, 2017, these equity grants were fully vested. See note 17.
(5) REIT equity-based compensation expense is associated with equity grants of Ashford Trust’s and Ashford Prime’s common stock and LTIP units awarded to officers and employees of Ashford Inc. See notes 2 and 17.

Schedule of Stock Options, Valuation Assumptions
The weighted average assumptions used to value grant options are detailed below:

	Year Ended December 31,
	2017	2016	2015
Weighted-average grant date fair value	$25.29	$22.91	n/a
Weighted average assumptions used:
Expected volatility	34.9%	50.0%	n/a
Expected term (in years)	6.5	6.5	n/a
Risk-free interest rate	2.01%	1.5%	n/a
Expected dividend yield	—%	—%	n/a

Schedule of Stock Option Activity
A summary of stock option activity is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value of In-the Money Options
	(In thousands)	(per share)	(In years)	(In thousands)
Outstanding, January 1, 2015	300	$85.97	7.95	$2,409
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited, canceled or expired	—	—	—	—
Outstanding, December 31, 2015	300	$85.97	6.95	$—
Granted	340	45.59	10.00	—
Exercised	—	—	—	—
Forfeited, canceled or expired	(1)	45.59	9.38	—
Outstanding, December 31, 2016	639	$64.53	7.70	$—
Granted	334	57.61	10.00	11,837
Exercised	—	—	—	—
Forfeited, canceled or expired	(1)	50.15	9.22	(80)
Outstanding, December 31, 2017	972	$62.17	7.67	$29,974
Options exercisable at December 31, 2017	300	$85.97	4.95	$2,109

Summary of Restricted Stock Activity
Restricted Stock—A summary of our restricted stock activity is as follows (shares in thousands):

	Year Ended December 31,
	2017		2016		2015
	Restricted Shares	Weighted Average Price Per Share at Grant	Restricted Shares	Weighted Average Price Per Share at Grant	Restricted Shares	Weighted Average Price Per Share at Grant
Outstanding at beginning of year	1	$56.20	3	$56.20	5	$56.20
Restricted shares granted (1)	5	52.89	5	45.09	3	93.92
Restricted shares vested	(6)	53.64	(7)	47.48	(5)	75.42
Restricted shares forfeited	—	—	—	—	—	—
Outstanding at end of year	—	$—	1	$56.20	3	$56.20